Income taxes - Schedule of Components of Income Tax Expense by Applying Weighted-Average Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Pre-tax income (loss)	$ 77,786	$ (131,854)	$ 118,953
Weighted-average statutory income tax rate	41.40%	22.90%	36.60%
Income tax expense (benefit) at weighted-average statutory tax rate on pre-tax income (loss)	$ 32,230	$ (30,226)	$ 43,488
Change in valuation allowance	(26,865)	2,958	(24,864)
Expiration and changes in tax loss carryforwards	144	13,820	17,799
Venezuelan remeasurement and inflationary impacts	577	1,682	1,743
Non-taxable income and non-deductible expenses	19,655	19,565	7,545
Tax benefits	(152)	(1,701)	(9,667)
Income taxes withholdings on intercompany transactions	6,572	6,515	5,005
Differences including exchange rate, inflation adjustment and filing differences	(6,985)	(789)	(5,291)
Alternative Taxes	1,461	2,054	658
Others	5,296	3,654	2,421
Income tax expense	31,933	17,532	38,837
Venezuela
Income Taxes [Line Items]
Change in valuation allowance	$ (9,723)	$ (43,249)	$ (983)